Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 859	€ 697	[1]	€ 783	[1]
Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Gains on divestment of some mature products	418	307		296
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	195	164		82
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	245	€ 199		€ 103
Daiichi Sankyo | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 119

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.